SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
The fair value of the Company's stock options granted to employees for the year ended December 31, 2017 was estimated using the following weighted average assumptions:

Year ended December 31,
2017

Risk free interest	1.66%-2.00%
Dividend yields	0%
Volatility	33%
Expected term (in years)	4.52

Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
A summary of employee option balances under the 2008 Plan as of December 31, 2017 and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2017	2,400,000	$5.0	4.4	$380
Granted	605,000	$5.8
Exercised	(136,500)	$5.0
Forfeited	(60,500)	$5.3

Outstanding at December 31, 2017	2,808,000	$5.2	4.0	$7,138

Exercisable at December 31, 2017	1,030,833	$5.1	3.0	$2,699

Schedule of Stock Option Activity by Exercise Price
The outstanding and exercisable options granted to employees under the 2008 Plan as of December 31, 2017, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted
	outstanding	average	Weighted	exercisable	average exercise
Ranges of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	exercisable
price	2017	life (years)	price	2017	options

$3.14-4.62	310,000	3.7	$4.0	113,500	$3.8
$4.79-6.72	2,478,000	4.0	$5.3	917,333	$5.3
$8.14	20,000	5.9	$8.1	-	$-

	2,808,000	4.0	$5.2	1,030,833	$5.1

Summary of Restricted Stock Activity
The following table summarizes information regarding the number of RSUs issued and outstanding as of December 31, 2017and changes during the year then ended:

Employees:

	Year ended December 31,
	2017
	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	8,100	$5.8
Vested	(8,100)	$5.8
Forfeited	-	-

RSUs outstanding at the end of the year	-	$-